Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 30, 2017
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2017
Prospectus Date	rr_ProspectusDate	Aug. 30, 2017
AlphaCore Statistical Arbitrage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation with a low correlation to broad equity market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks exposure to equity and equity-related securities based on statistical arbitrage strategies . Statistical arbitrage strategies use quantitative and statistical data analysis to take advantage of pricing aberrations in equity and equity-related securities. The Fund’s advisor seeks exposure to statistical arbitrage strategies by investing the Fund’s assets in negotiated derivative instruments with counterparty banks (such as a swap, option, or other derivative) that provides exposure to one or more statistical arbitrage strategies. To preserve principal and to generate income, the advisor may also invest the Fund’s assets in short-term investment grade fixed-income securities. Such short-term fixed income securities include commercial paper and U.S. Treasury securities.

Additionally, the Fund has exposure to long or short positions in equity securities of U.S. and non-U.S. companies of various market capitalizations. The Fund defines equity securities as common and preferred stocks as well as equity-related securities such as securities and financial instruments (e.g. derivatives) that derive their value from equity securities. The equity and equity-related securities in which the Fund invests may be listed or unlisted, of issuers of any size, and may include, but are not limited to, common stocks, preferred stocks, rights, warrants and total return swap contracts (including equity and asset swaps). Equity swaps may be based on a single name equity, a broader basket of equities, or an equity index.

With respect to derivatives that provide exposure to one or more third-party managers’ statistical arbitrage strategies, the Fund’s exposure to long and short positions will be based on the manager’s statistical arbitrage strategy which employs statistical and quantitative analysis to identify pricing aberrations in equity and equity-related securities. The manager’s strategy seeks to take advantage of the pricing aberrations identified by the it’s model utilizing price data, fundamental data, and corporate events as inputs. In normal market conditions, the advisor will attempt to maintain an exposure to statistical arbitrage strategies at or near both market neutral (that is, an equal amount of long and short position exposure) and beta neutral (that is, the net volatility of the Fund’s holdings has little or no correlation to the market’s volatility).

In general, the Fund will take or have exposure to long positions in those securities believed to be undervalued, and short positions in those securities that believed to be overvalued. The adviser or manager sells a long position when a price target is reached, fundamentals have deteriorated or more attractive investments are available. The advisor or manager covers (buys back) short positions when a price target is reached, fundamentals have improved or more attractive short positions are available.

In pursuing the Fund’s investment objectives, the Fund engages in frequent trading of its portfolio securities which may result in higher transactional and brokerage costs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

The following describes the risks the Fund may bear through investments, directly or indirectly, in specific securities and derivatives.

Counterparty Risk: Derivative transactions such as swaps and certain options and other custom instruments are subject to the risk of non-performance by the swap counterparty, including the risks relating to the financial soundness and creditworthiness of the swap counterparty.

Currency and Exchange Rate Risks: The Fund may invest in financial instruments denominated in currencies other than the U.S. Dollar or in financial instruments which are determined with references to currencies other than the U.S. Dollar. To the extent unhedged, the value of the Fund’s assets will fluctuate with U.S. Dollar exchange rates as well as with price changes of their investments in the various local markets and currencies.

Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Foreign Securities Risk: Because the Fund’s investments may, directly or indirectly, include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers.

Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Management Risk: The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The advisor’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the advisor’s judgments about the potential performance of a certain investment strategy may also prove incorrect and may not produce the desired results.

Market Neutral and Hedged Strategies: Although the Fund may invest in positions that are intended to be market neutral, it may be unable to, or decide not to, hedge its positions, and, in such event, the Fund might sustain a significant risk of loss as a result of changes in the price of unhedged positions.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Model Risk: The Fund will have exposure, through derivatives, to a third-party manager’s statistical arbitrage strategy which, in turn, relies on the manager’s investment models. As market dynamics shift over time, a previously highly successful model often becomes outdated or inaccurate. There can be no assurance that the Advisor will be successful in evaluating a manager’s quantitative models or in identifying when such models are no longer effective (at least before substantial losses are incurred).

Non-Exchange Traded Derivatives Risk: Derivatives instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange, including, but not limited to, swap and option transactions. Over-the-counter options, unlike exchange-traded options, are two-party contracts with price and other terms negotiated by the buyer and seller. The risk of nonperformance by the obligor on such an instrument may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange-traded instrument.

Option Risk: There are risks associated with the purchase of call and put options. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Short Selling and Short Position Risk: The Fund may indirectly engage in short-selling and short position derivative activities. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the advisor’s ability to accurately anticipate the future value of a security or instrument, and potentially higher transaction costs than are associated with long-only investing. The Fund’s losses are potentially unlimited in a short position transaction.

Small and Medium Capitalization Company Credit Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, securities issued by smaller companies may pose greater risk than is generally associated with the securities of larger, more established companies.

Spread and Arbitrage Trading: A significant part of the Fund’s investment operations may involve spread positions between two or more financial instrument positions. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur.

Swap Risk: The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The value of a swap may be highly volatile and may fluctuate substantially during a short period of time.

Systems Risks. The Fund may depends on a manager to develop and implement appropriate systems for the Fund’s activities. The Fund relies extensively on computer programs and systems to trade, clear and settle transactions, to evaluate certain securities based on real-time trading information, to monitor its portfolios and net capital, and to generate risk management and other reports that are critical to the oversight of the Fund’s activities. These programs or systems may be subject to certain defects, failures or interruptions, including, but not limited to, those caused by computer “worms,” viruses and power failures. Any such defect or failure could have a material adverse effect on the Fund.

Undervalued Stock Risk: Undervalued stocks may remain undervalued during a given period, may not ever realize their full value or may turn out to have been appropriately priced at the time the Fund purchased them. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions, or because the stocks’ worth was misgauged. Entire industries or sectors may lose favor with investors, and the Fund, in seeking value stocks, may focus its investments more heavily in those industries or sectors.

Volatility Risk: The Fund’s investment program may involve the purchase and sale of relatively volatile financial instruments such as derivatives, which are frequently valued based on implied volatilities of such derivatives compared to the historical volatility of underlying financial instruments. Fluctuations or prolonged changes in the volatility of such instruments, therefore, can adversely affect the value of investments held by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information for the Fund will be available at no cost by visiting www.alphacorefunds.com or by calling 1-855-447-2532.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-447-2532
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alphacorefunds.com
AlphaCore Statistical Arbitrage Fund | Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STTKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 566
AlphaCore Statistical Arbitrage Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STAKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 490

[1]	Estimated for the current fiscal year. Other expenses do not reflect the cost of investing in swaps or options. The costs of investing in swaps and options are estimated to be approximately 1.93% of the Fund's average daily net assets. Such costs are an indirect cost of investing in the Fund.